LONG-TERM DEBT - Outstanding Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less deferred financing costs, net of accumulated amortization	$ (14,280)	$ (9,692)		$ (9,788)
Total debt	362,676	321,046		318,695
Less current maturities	(503)	(798)	$ (1,002)	(1,002)
Total long-term debt	362,173	320,248	$ 317,693	317,693
9.875%/11.500% Senior Secured PIK Toggle Notes, due June 2024
Debt Instrument [Line Items]
Long-term debt, gross	376,166
Credit facility
Debt Instrument [Line Items]
Long-term debt, gross		155,739		153,423
Senior Notes | 7.875% notes, due 2021
Debt Instrument [Line Items]
Long-term debt, gross		173,613		173,098
Notes Payable, other Payables | Acquisitions Debt
Debt Instrument [Line Items]
Long-term debt, gross		92		304
Notes Payable, other Payables | Acquisition non-competes
Debt Instrument [Line Items]
Long-term debt, gross				378
Insurance and vehicle financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 790	$ 1,294		$ 1,280